NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash Equivalents, at Carrying Value	$ 0	$ 0
Cash, FDIC Insured Amount	250,000
Deposit Liability, Current	0	9,835
Derivative, Loss on Derivative	204,114
Goodwill, Impairment Loss		$ 5,341
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	56,852,098	47,532,822
Building [Member] | Minimum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	18 years
Building [Member] | Maximum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	28 years
Machinery and Equipment [Member] | Minimum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member] | Minimum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Vehicles [Member] | Maximum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	158.00%
Maximum [Member]
NOTE 3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Fair Value Assumptions, Expected Volatility Rate	165.00%